Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Subscriptions received in advance [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	$ 0	$ 1,806,894	$ (17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – private placement (Note 7) (in shares)	800,000
Shares issued – private placement (Note 7)	$ 5,418,400	0	0	0	5,418,400
Share issue costs	(657,816)	0	270,400	0	(387,416)
Derivative liability (Note 7)	$ (823,597)	0	0	0	(823,597)
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	29,900
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 235,600	0	0	0	235,600
Shares issued – options exercised (Note 7) (in shares)	36,000
Shares issued – options exercised (Note 7)	$ 184,800	0	(53,400)	0	131,400
Shares issued – for services (Note 7) (in shares)	30,900
Shares issued – for services (Note 7)	$ 187,872	0	0	0	187,872
Share-based payments (Notes 7 and 8)	0	0	855,461	0	855,461
Options expired/forfeited	0	0	(7,052)	7,052	0
Loss and comprehensive loss for the period	0	0	0	(2,958,769)	(2,958,769)
Share issue costs – paid in cash (Note 7)	$ 657,816	(0)	(270,400)	(0)	387,416
Balance (in shares) at Sep. 30, 2023	4,866,417
Balance at Sep. 30, 2023	$ 30,995,098	0	2,872,303	(20,820,828)	13,046,573
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	0	1,806,894	(17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)					29,900
Shares issued – exploration and evaluation assets (Notes 4 and 7)					$ 235,600
Shares issued – for services (Note 7) (in shares)					30,900
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Balance (in shares) at Sep. 30, 2023	4,866,417
Balance at Sep. 30, 2023	$ 30,995,098	0	2,872,303	(20,820,828)	13,046,573
Statement Line Items [Line Items]
Shares issued – private placement (Note 7) (in shares)	341,592
Shares issued – private placement (Note 7)	$ 1,629,268	0	0	0	1,629,268
Share issue costs	(177,401)	0	0	0	(177,401)
Share-based payments (Notes 7 and 8)	0	0	55,239	0	55,239
Options expired/forfeited	0	0	(853,106)	853,106	0
Loss and comprehensive loss for the period	0	0	0	(1,513,401)	(1,513,401)
Warrant premium – on private placements (Note 7)	(377,911)	0	107,511	0	(270,400)
Flow-through premium – on private placements (Note 7)	(20,143)	0	0	0	(20,143)
Share issue costs – paid in cash (Note 7)	177,401	0	0	0	177,401
Subscriptions received in advance (Note 7)	0	105,000	0	0	105,000
Finder’s fee warrants – on private placement (Note 7)	$ (280,100)	0	280,100	0	0
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	13,209,537
Statement Line Items [Line Items]
Shares issued – private placement (Note 7) (in shares)	3,292,971
Shares issued – private placement (Note 7)	$ 11,955,379	(105,000)	0	0	11,850,379
Share issue costs	$ (675,557)	0	0	0	$ (675,557)
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	1,836,416				1,836,416
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 6,866,449	0	0	0	$ 6,866,449
Share-based payments (Notes 7 and 8)	0	0	706,436	0	706,436
Options expired/forfeited	0	0	(344,467)	344,467	0
Loss and comprehensive loss for the period	0	0	0	(4,393,940)	(4,393,940)
Warrant premium – on private placements (Note 7)	(1,241,375)	0	1,241,375	0	0
Flow-through premium – on private placements (Note 7)	(1,420,762)	0	0	0	(1,420,762)
Share issue costs – paid in cash (Note 7)	675,557	(0)	(0)	(0)	675,557
Share issue costs – paid in finder’s warrants (Note 7)	(201,500)	0	201,500	0	0
Warrants expired	$ 0	0	(22,000)	22,000	0
Balance (in shares) at Dec. 31, 2024	10,337,396
Balance at Dec. 31, 2024	$ 47,406,247	$ 0	$ 4,244,891	$ (25,508,596)	$ 26,142,542